Schedule of Investments (unaudited) May 31, 2020	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 120.2%

Virginia — 110.9%

County/City/Special District/School District — 21.7%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	$250	$229,092
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 03/01/45(a)	250	253,015
City of Norfolk Virginia, GO, Capital Improvement, 5.00%, 08/01/28(b)	500	675,980
City of Norfolk Virginia, GO, Refunding, 5.00%, 08/01/23(b):	500	575,666
City of Portsmouth Virginia, GO, Refunding, Series D(b):
5.00%, 07/15/20	485	487,740
5.00%, 07/15/20	15	15,087
City of Suffolk Virginia, GO, Refunding, 5.00%, 06/01/21(b)	1,000	1,048,650
County of Fairfax Virginia EDA, RB, Metrorail Parking System Projects, 5.00%, 04/01/36	775	940,532
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	485,635
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 03/01/35(a)	245	246,899
Mosaic District Community Development Authority, Tax Allocation Bonds, Series A, 6.88%, 03/01/36	250	251,270

		5,209,566

Education — 15.5%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 06/01/20(b)	355	355,000
Salem EDA, Refunding RB, 4.00%, 04/01/45	250	257,277
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	100	94,788
Virginia College Building Authority, Refunding RB:
Marymount University Project, Series A, 5.00%, 07/01/45(a)	400	378,956

Security	Par (000)	Value

Education (continued)
Washington & Lee University Project (NPFGC), 5.25%, 01/01/26	$500	$584,465
Washington & Lee University Project (NPFGC), 5.25%, 01/01/31	1,000	1,336,170
Virginia Small Business Financing Authority, RB, Covanta Project, AMT, 5.00%, 01/01/48(a)(c)	200	190,638
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	523,160

		3,720,454

Health — 32.9%
Chesapeake Hospital Authority, Refunding RB, Chesapeake Regional Medical Center, 4.00%, 07/01/43	680	696,347
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28(d)	870	994,149
County of Fairfax Virginia EDA, Refunding RB, Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	493,565
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 05/15/44	450	504,976
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 06/01/26	145	145,446
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	500	512,950
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/42	690	685,453
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc. — Harbor’s Edge Project, Series B, 4.00%, 01/01/25	200	187,666
Roanoke Virginia EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 07/01/30	795	858,163
Carilion Health System (AGM), 5.00%, 07/01/20(b)	5	5,020
Carilion Health System, Series B (AGM), 5.00%, 07/01/38	495	496,896

1

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay, 4.00%, 09/01/48	$250	$237,645
Virginia Small Business Financing Authority, Refunding RB, Health Facilities Revenue Bonds, Series A, 4.00%, 12/01/49	500	546,320
Winchester Virginia EDA, Refunding RB, Valley Health System Obligation:
5.00%, 01/01/44	1,000	1,116,120
Series A, 5.00%, 01/01/44	400	432,496

		7,913,212

Housing — 12.5%
Virginia Housing Development Authority, RB, M/F Housing:
Rental Housing, Series A, 5.25%, 05/01/41	750	762,930
Rental Housing, Series B, 4.00%, 06/01/53	625	676,475
Rental Housing, Series D, 3.90%, 10/01/48	985	1,073,699
Rental Housing, Series F, 5.25%, 10/01/38	250	275,295
Series E, 2.50%, 12/01/22	220	220,227

		3,008,626

State — 1.8%
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B, 4.00%, 08/01/21(b)	405	423,253

Tobacco — 3.8%
Tobacco Settlement Financing Corp., Refunding RB, Senior:
Convertible, Series B2, 5.20%, 06/01/46	500	500,290
Series B-1, 5.00%, 06/01/47	410	400,906

		901,196

Transportation — 11.3%
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 07/15/22	315	331,645
Virginia Port Authority, RB, 5.00%, 07/01/20(b)	500	501,965
Virginia Small Business Financing Authority, RB, AMT:
95 Express Lanes LLC Project, 5.00%, 07/01/49	500	508,255

Security	Par (000)	Value

Transportation (continued)
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	$820	$858,581
Transform 66 P3 Project, 5.00%, 12/31/52	500	521,405

		2,721,851

Utilities — 11.5%
City of Richmond Virginia Public Utility Revenue, RB, Series A:
3.00%, 01/15/45	500	537,110
4.00%, 01/15/50	500	585,285
County of Fairfax Virginia Water Authority, Refunding RB, 5.00%, 04/01/44	300	362,511
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/42	1,065	1,274,507

		2,759,413

Total Municipal Bonds in Virginia		26,657,571

California — 2.1%

Tobacco — 2.1%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	500	498,745

Total Municipal Bonds in California		498,745

Puerto Rico — 7.2%

State — 5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	127	122,621
Series A-1, 5.00%, 07/01/58	578	576,601
Series A-2, 4.33%, 07/01/40	391	374,226
Series A-2, 4.78%, 07/01/58	129	124,356

		1,197,804

Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	140	140,338

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	200	195,506

2

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
5.13%, 07/01/37	$55	$54,466
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	130	130,048

		380,020

Total Municipal Bonds in Puerto Rico		1,718,162

Total Municipal Bonds — 120.2% (Cost — $27,434,907)		28,874,478

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 39.3%

Virginia — 32.0%

Health — 9.9%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(f)	2,000	2,377,740

Transportation — 22.1%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	4,308	5,312,557

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Virginia		7,690,297

Security	Par (000)	Value

Washington — 7.3%

Transportation — 7.3%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	$1,503	$1,759,786

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Washington		1,759,786

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.3% (Cost — $8,747,363)		9,450,083

Total Long-Term Investments — 159.5% (Cost — $36,182,270)		38,324,561

	Shares

Short-Term Securities — 7.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(g)(h)	1,733,171	1,733,691

Total Short-Term Securities — 7.2% (Cost — $1,733,518)		1,733,691

Total Investments — 166.7% (Cost — $37,915,788)		40,058,252

Other Assets Less Liabilities — 1.7%		412,018

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.4)%		(4,897,075)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (48.0)%		(11,542,542)

Net Assets Applicable to Common Shares — 100.0%		$24,030,653

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on October 1, 2024, is $1,051,389.

(g)	Annualized 7-day yield as of period end.
(h)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

3

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Virginia Municipal Bond Trust (BHV)

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	451,840	1,281,331	(b)	—	1,733,171	$1,733,691	$5,112	$128	$173

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

EDA — Economic Development Authority

GO — General Obligation Bonds

IDA — Industrial Development Authority

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

4

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$38,324,561	$—	$38,324,561
Short-Term Securities	1,733,691	—	—	1,733,691

	$1,733,691	$38,324,561	$—	$40,058,252

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(4,876,043)	$—	$(4,876,043)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(16,476,043)	$—	$(16,476,043)

5